INTANGIBLE ASSETS, NET (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (10,193,294)				¥ (7,738,986)
Intangible assets, net	26,465,636			$ 3,977,821	20,296,727
Amortization of intangible assets	2,502,109	$ 376,070	¥ 1,692,336
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,260,160				3,071,480
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 33,398,770				¥ 24,964,233